Summary of Redeemable Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance as of January 1	¥ 7,148	$ 1,036	¥ 3,102	¥ 1,109
Issuance of subsidiary shares	1,208	175	4,722	1,866
Accretion of redeemable noncontrolling interests	593	86	391	127
Disposal of subsidiaries' shares	(556)	(80)
Reclassification of ordinary shares from mezzanine equity to ordinary shares			(153)
Repurchase of redeemable noncontrolling interests			(914)
Balance as of December 31	¥ 8,393	$ 1,217	¥ 7,148	¥ 3,102